John Hancock Balanced Fund | Prospectus Class R1, R2, R3, R4 and R5 Shares
JOHN HANCOCK BALANCED FUND
Investment objective
To seek current income, long-term growth of capital and income and preservation of capital.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees John Hancock Balanced Fund Prospectus Class R1, R2, R3, R4 and R5 Shares	Class R1	Class R2	Class R3	Class R4	Class R5
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none	none	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none	none	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses John Hancock Balanced Fund Prospectus Class R1, R2, R3, R4 and R5 Shares	Class R1	Class R2		Class R3	Class R4		Class R5
Management fee	0.60%	0.60%		0.60%	0.60%		0.60%
Distribution and service (12b-1) fees	0.50%	0.25%		0.50%	0.25%		none
Other expenses	0.35%	0.37%		0.26%	0.21%		0.16%
Service plan fee	0.23%	0.25%		0.15%	0.10%	[1]	0.05%	[1]
Additional expenses	0.12%	0.12%	[2]	0.11%	0.11%		0.11%
Total annual fund operating expenses	1.45%	1.22%		1.36%	1.06%		0.76%
[1]	The "Service plan fees" shown have been restated to reflect current fees and expenses.
[2]	"Other expenses" have been estimated for the first year of operations of the fund's Class R2 shares.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ($)
Expense Example John Hancock Balanced Fund Prospectus Class R1, R2, R3, R4 and R5 Shares (USD $)	Class R1	Class R2	Class R3	Class R4	Class R5
1 Year	148	124	138	108	78
3 Years	459	387	431	337	243
5 Years	792	670	745	585	422
10 Years	1,735	1,477	1,635	1,294	942

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 67% of the average value of its portfolio.
Principal investment strategies

Under normal market conditions, the fund invests at least 25% of assets in equity securities and at least 25% of assets in senior debt securities. The fund allocates its investments among a diversified mix of debt and equity securities.

With regard to the fund’s equity securities, the subadviser looks for companies that appear to be undervalued compared to their historical valuations relative to the market. The subadviser uses fundamental financial analysis and proprietary financial models to identify companies of any size that are selling at a discount as measured by ratios such as price-to-book, price-to-earnings and price-to-sales.

The subadviser then looks for a positive catalyst in a company’s near-term outlook that it believes will accelerate earnings or improve the value of the company’s assets. These positive catalysts may include, but are not limited to: new, improved or unique products or services; new or rapidly expanding markets for the company’s products; new management; changes in the economic, financial, political or regulatory environment affecting the company; or a business strategy not recognized by the marketplace. The subadviser also considers an issuer’s dividend-paying prospects and overall financial strength.

The fund’s debt securities are used to enhance current income and provide some added stability. The fund’s investments in bonds of any maturity are primarily investment grade (rated BBB or above by S&P or Baa or above by Moody’s and their unrated equivalents). However, up to 20% of assets may be in junk bonds rated as low as C by Standard & Poor’s Corporation (S&P) or Moody’s Investors Service, Inc. (Moody’s) and their unrated equivalents.

Although the fund invests primarily in U.S. securities, it may invest up to 35% of assets in foreign securities. The fund may, to a limited extent, engage in derivatives transactions that include futures contracts, options and foreign currency forward contracts, in each case for the purposes of reducing risk and/or obtaining efficient market exposure. The fund may invest up to 50% of assets in mortgage-backed securities.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling Signature Services at 1-888-972-8696 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

October 5, 1992 is the inception date for the oldest class of shares, Class A shares. Class R1, Class R3, Class R4 and Class R5 shares were first offered on September 8, 2008. Class R2 shares were first offered on March 1, 2012. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4 and Class R5 shares, respectively, and estimated gross fees and expenses of Class R2 shares.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Calendar year total returns — Class R1 (%)

Year-to-date total return The fund's total return for the year ended December 31, 2011 was -3.52%. Best quarter: Q2 '09, 11.21% Worst quarter: Q3 '08, -14.19%
Average annual total returns (%) as of 12-31-11
Average Annual Total Returns John Hancock Balanced Fund Prospectus Class R1, R2, R3, R4 and R5 Shares	1 Year	5 Year	10 Year
before tax Class R1	(3.52%)	3.88%	4.75%
before tax Class R2	(3.27%)	4.24%	5.16%
before tax Class R3	(3.46%)	3.99%	4.85%
before tax Class R4	(3.17%)	4.29%	5.16%
before tax Class R5	(2.82%)	4.61%	5.48%
After tax on distributions Class R1	(3.64%)	3.37%	4.02%
After tax on distributions, with sale Class R1	(2.12%)	3.13%	3.78%
S&P 500 Index	2.11%	(0.25%)	2.92%
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.78%